Investment Properties - Net Book Value of Investment Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 5,809	$ 6,378	$ 730
Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	6,598	7,005
Accumulated depreciation [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	(789)	(627)
Land [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	418	466
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	418	466
Office buildings for rent [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	200	240
Office buildings for rent [Member] | Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	716	742
Office buildings for rent [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	(516)	(502)
Warehouse
Disclosure of detailed information about investment property [Line Items]
Investment properties	5,096	5,577
Warehouse | Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	5,366	5,701
Warehouse | Accumulated depreciation [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	(270)	(124)
Land leasehold right [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	95	95
Land leasehold right [Member] | Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	98	96
Land leasehold right [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ (3)	$ (1)